OTHER CURRENT LIABILITIES (Changes in the Product Warranty Accrual) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Balance as of beginning of year	$ 5,152	$ 5,132
Services provided under warranty	(8,798)	(6,752)
Changes in provision	12,531	6,772
Balance as of end of year	$ 8,885	$ 5,152